Item 1. Schedule of Investments


 T. Rowe Price Corporate Income Fund
 (Unaudited)                                           February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value

 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  84.2%
 Aerospace & Defense  1.2%
 Boeing, 8.75%, 8/15/21                                860           1,174

 Northrop Grumman
 7.125%, 2/15/11                                       800           906

 7.75%, 3/1/16                                         500           608

                                                                     2,688

 Airlines  0.2%
 Southwest Airlines, 6.50%, 3/1/12                     350           379

                                                                     379

 Automobiles and Related  10.1%
 DaimlerChrysler
 4.05%, 6/4/08                                         1,000         986

 7.30%, 1/15/12                                        645           725

 8.50%, 1/18/31                                        1,000         1,275

 VR, 2.94%, 9/10/07                                    1,000         1,004

 Ford Motor, 7.45%, 7/16/31                            1,650         1,593

 Ford Motor Credit
 7.00%, 10/1/13                                        1,700         1,749

 7.375%, 2/1/11                                        4,245         4,442

 VR, 4.05%, 1/15/10                                    1,660         1,646

 General Motors Acceptance Corp.
 6.125%, 8/28/07                                       2,250         2,293

 6.75%, 12/1/14                                        1,450         1,403

 GM, 8.375%, 7/15/33                                   4,484         4,406

 Hertz, VR, 3.97%, 8/5/08                              600           604

 Lear, 8.11%, 5/15/09                                  975           1,090

 Navistar International, 144A, 6.25%, 3/1/12           100           101

                                                                     23,317

 Banking  4.2%
 Bank of America Capital Trust, 5.625%, 3/8/35         1,500         1,478

 Banknorth Capital Trust, Series B, 10.52%, 5/1/27     350           440

 Capital One Bank, 8.25%, 6/15/05                      1,000         1,013

 First Tennesse Capital II, 6.30%, 4/15/34             1,015         1,055

 Frost National Bank of San Antonio, 6.875%, 8/1/11    375           414

 Hudson United Bancorp, 8.20%, 9/15/06                 285           298

 Huntington National Bank, 4.65%, 6/30/09              315           318

 Independence Community Bank, VR, 3.75%, 4/1/14        235           224

 KeyBank, 5.80%, 7/1/14                                605           638

 MBNA America Bank
 4.625%, 8/3/09                                        500           501

 7.125%, 11/15/12                                      1,925         2,172

 144A, 6.75%, 3/15/08                                  495           527

 Popular North America, 4.25%, 4/1/08                  225           225

 Suncorp-Metway, 144A, 4.625%, 6/15/13                 475           462

                                                                     9,765

 Beverages  1.0%
 Cott Beverages, 8.00%, 12/15/11                       200           216

 Miller Brewing, 144A, 5.50%, 8/15/13                  670           693

 Panamerican Beverages, 7.25%, 7/1/09                  500           550

 PepsiAmericas, 4.875%, 1/15/15                        875           867

                                                                     2,326

 Broadcasting  1.2%
 Chancellor Media, 8.00%, 11/1/08                      415           458

 Hearst-Argyle TV, 7.50%, 11/15/27                     1,125         1,301

 Time Warner, 6.875%, 6/15/18                          900           1,011

                                                                     2,770

 Building and Real Estate  1.3%
 Centex, 4.55%, 11/1/10                                650           639

 D. R. Horton, 5.625%, 9/15/14                         500           506

 Lennar, 144A, 5.50%, 9/1/14                           550           556

 NVR, 5.00%, 6/15/10                                   370           373

 Pulte Homes, 7.875%, 8/1/11                           510           583

 Ryland Group, 5.375%, 1/15/15                         270           269

                                                                     2,926

 Building Products  1.0%
 CRH America, 6.40%, 10/15/33                          1,000         1,102

 MDC Holdings, 5.375%, 12/15/14                        1,000         989

 Mobile Mini, 9.50%, 7/1/13                            200           228

                                                                     2,319

 Cable Operators  3.2%
 Clear Channel Communications
 5.00%, 3/15/12                                        1,000         976

 7.65%, 9/15/10                                        630           704

 Comcast, 7.05%, 3/15/33                               400           465

 Comcast Cable Communications, 6.75%, 1/30/11          1,315         1,450

 Cox Communications, 7.75%, 11/1/10                    1,700         1,922

 CSC Holdings, 144A, 6.75%, 4/15/12                    500           541

 Lenfest Communications, 10.50%, 6/15/06               250           270

 Rogers Cable, 5.50%, 3/15/14                          360           347

 Shaw Communications, 144A, 7.40%, 10/17/07 (CAD)      700           614

 Videotron, 6.875%, 1/15/14                            200           211

                                                                     7,500

 Conglomerates  0.4%
 Tyco International, 5.80%, 8/1/06                     800           821

                                                                     821

 Container  0.2%
 Sealed Air, 144A, 5.375%, 4/15/08                     500           512

                                                                     512

 Department Stores  0.1%
 Federated Department Stores, 7.45%, 7/15/17           250           292

                                                                     292

 Drugs  1.8%
 Merck, 2.50%, 3/30/07                                 2,000         1,934

 Wyeth, 6.50%, 2/1/34                                  2,000         2,208

                                                                     4,142

 Electric Utilities  11.3%
 AES, 7.75%, 3/1/14                                    500           553

 Alabama Power, VR, 3.06%, 8/25/09                     1,000         1,001

 ANR Pipeline, 8.875%, 3/15/10                         500           552

 Arizona Public Service, 4.65%, 5/15/15                760           737

 Black Hills, 6.50%, 5/15/13                           1,450         1,514

 Centerpoint Energy, 7.25%, 9/1/10                     1,000         1,107

 Cleco
 7.00%, 5/1/08                                         375           400

 8.75%, 6/1/05                                         625           630

 Constellation Energy Group, 4.55%, 6/15/15            250           239

 Consumers Energy, 4.00%, 5/15/10                      900           871

 El Paso Natural Gas, 7.625%, 8/1/10                   250           270

 Entergy Mississippi, 4.35%, 4/1/08                    225           223

 Exelon Generation, 5.35%, 1/15/14                     500           508

 FirstEnergy, 5.50%, 11/15/06                          1,000         1,022

 Monongahela Power, 5.00%, 10/1/06                     990           1,002

 Nevada Power
 Series I, 6.50%, 4/15/12                              305           323

 Series L, 144A, 5.875%, 1/15/15                       750           763

 Oncor Electric Delivery, 7.00%, 9/1/22                1,100         1,263

 PG&E
 6.05%, 3/1/34                                         1,200         1,267

 VR, 3.26%, 4/3/06                                     207           207

 Pinnacle West Capital, 6.40%, 4/1/06                  490           502

 Progress Energy, 7.10%, 3/1/11                        1,425         1,590

 Public Service of New Mexico, 4.40%, 9/15/08          490           489

 Puget Sound Energy, VR, 2.96%, 7/14/06                490           490

 Sempra Energy
 6.00%, 2/1/13                                         335           355

 VR, 3.318%, 5/21/08                                   970           972

 Southern California Edison, 4.65%, 4/1/15             845           825

 Southern Natural Gas, 8.875%, 3/15/10                 500           553

 Texas-New Mexico Power
 6.125%, 6/1/08                                        250           256

 6.25%, 1/15/09                                        600           628

 TXU, 144A, 6.50%, 11/15/24                            1,000         1,014

 TXU Energy, 6.125%, 3/15/08                           755           791

 Virginia Electric & Power, Series B, 4.50%, 12/15/10  500           495

 Westar Energy, 7.875%, 5/1/07                         2,000         2,154

 XCEL Energy, 7.00%, 12/1/10                           490           544

                                                                     26,110

 Electronic Components  0.9%
 Freescale Semiconductor, 6.875%, 7/15/11              500           537

 Motorola, 7.50%, 5/15/25                              1,285         1,501

                                                                     2,038

 Energy  1.5%
 Chesapeake Energy, 7.00%, 8/15/14                     500           545

 Newfield Exploration, 144A, 6.625%, 9/1/14            500           538

 Pioneer Natural Resource, 5.875%, 7/15/16             480           499

 Plains All American Pipeline, 7.75%, 10/15/12         790           916

 XTO Energy, 6.25%, 4/15/13                            290           315

 YPF Sociedad Anonima, 10.00%, 11/2/28                 625           750

                                                                     3,563

 Entertainment and Leisure  1.6%
 Royal Caribbean Cruises
 7.25%, 8/15/06                                        310           324

 8.00%, 5/15/10                                        800           905

 Speedway Motorsports, 6.75%, 6/1/13                   500           525

 Viacom, 5.50%, 5/15/33                                2,000         1,904

                                                                     3,658

 Exploration and Production  2.4%
 Canadian Natural Resources, 6.45%, 6/30/33            500           544

 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        1,000         1,002

 Encana
 4.60%, 8/15/09                                        1,175         1,182

 6.50%, 8/15/34                                        750           835

 Kaneb Pipe Line Operations
 5.875%, 6/1/13                                        1,700         1,769

 7.75%, 2/15/12                                        250           286

                                                                     5,618

 Finance and Credit  1.2%
 Colonial Bank, 9.375%, 6/1/11                         425           504

 Countrywide Home Loans, VR, 3.04%, 8/25/06            1,000         1,000

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          800           879

 SLM, 5.625%, 8/1/33                                   410           418

                                                                     2,801

 Food Processing  1.4%
 Bunge Limited Finance, 4.375%, 12/15/08               600           597

 Cargill, 144A, 6.125%, 4/19/34                        1,000         1,086

 Kraft Foods, 5.25%, 6/1/07                            1,425         1,459

                                                                     3,142

 Food/Tobacco  0.6%
 Philip Morris, 7.20%, 2/1/07                          1,390         1,468

                                                                     1,468

 Gaming  1.4%
 GTECH
 4.75%, 10/15/10                                       440           437

 144A, 4.50%, 12/1/09                                  440           434

 Harrah's Operating, 5.50%, 7/1/10                     745           766

 MGM Mirage
 6.00%, 10/1/09                                        500           512

 6.75%, 9/1/12                                         250           265

 Station Casinos
 6.00%, 4/1/12                                         200           208

 6.875%, 3/1/16                                        500           528

                                                                     3,150

 Gas & Gas Transmission  3.7%
 Atmos Energy, 5.95%, 10/15/34                         1,100         1,144

 Buckeye Partners, 5.30%, 10/15/14                     460           463

 Duke Capital
 6.25%, 2/15/13                                        780           840

 6.75%, 7/15/18                                        485           537

 Enterprise Products Operations, 144A, 4.00%, 10/15/07 555           550

 Kinder Morgan, 6.50%, 9/1/12                          1,875         2,048

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            235           236

 Piedmont Natural Gas, Series E, 6.00%, 12/19/33       200           211

 TGT Pipeline, 144A, 5.50%, 2/1/17                     645           645

 Valero Energy
 3.50%, 4/1/09                                         1,020         978

 4.75%, 4/1/14                                         1,000         974

                                                                     8,626

 Healthcare Services  1.1%
 Highmark, 144A, 6.80%, 8/15/13                        1,000         1,073

 Hospira, 4.95%, 6/15/09                               330           333

 VWR International, 6.875%, 4/15/12                    500           514

 Wellpoint, 144A, 4.25%, 12/15/09                      625           614

                                                                     2,534

 Insurance  3.1%
 Ace Capital Trust II, 9.70%, 4/1/30                   260           359

 Commerce Group, 5.95%, 12/9/13                        400           405

 Fund American Companies, 5.875%,                      425           434
5/15/13
 Mangrove Bay Trust, 144A, VR, 6.102%,                 400           402
7/15/33
 MIC Financing Trust I, 144A, 8.375%,                  830           921
2/1/27
 Nationwide Mutual Insurance, 144A,                    375           377
6.60%, 4/15/34
 NLV Financial, 144A, 7.50%, 8/15/33                   500           547

 Ohio National Financial Services, 144A,               225           235
6.35%, 4/1/13
 Principal Mutual Life Insurance, 144A,                200           223
8.00%, 3/1/44
 RLI Corporation, 5.95%, 1/15/14                       535           537

 Security Benefit Life Insurance, 144A,                200           226
7.45%, 10/1/33
( ) p ,
 5/29/49                                               1,750         1,942

 Transamerica, 144A, 7.65%, 12/1/26                    500           579

                                                                     7,187

 Investment Dealers  0.9%
 Goldman Sachs Capital I, 6.345%,                      2,000         2,129
2/15/34
                                                                     2,129

 Lodging  0.1%
 La Quinta Properties, 8.875%, 3/15/11                 200           222

                                                                     222

 Long Distance  2.6%
 AT&T Broadband, 8.375%, 3/15/13                       2,125         2,586

 Sprint Capital
 6.875%, 11/15/28                                      2,255         2,500

 7.625%, 1/30/11                                       930           1,057

                                                                     6,143

 Media and Communications  2.2%
 Belo
 7.125%, 6/1/07                                        110           117

 8.00%, 11/1/08                                        1,600         1,780

 Liberty Media, VR, 3.99%, 9/17/06                     1,160         1,176

 News America
 6.75%, 1/9/38 (Tender 1/9/10)                         600           681

 7.625%, 11/30/28                                      225           271

 144A, 5.30%, 12/15/14                                 1,000         1,005

                                                                     5,030

 Metals and Mining  0.7%
 Massey Energy, 6.625%, 11/15/10                       800           844

 Placer Dome
 6.375%, 3/1/33                                        225           243

 6.45%, 10/15/35                                       400           436

                                                                     1,523

 Oil Field Services  0.8%
 Halliburton, 144A, VR, 3.45%, 1/26/07                 1,930         1,929

                                                                     1,929

 Paper and Paper Products  2.2%
 Abitibi Consolidated Company of Canada,               160           165
6.95%, 12/15/06
 Boise Cascade, 144A, 7.125%, 10/15/14                 500           532

 Celulosa Arauco y Constitucion, 5.125%,               1,600         1,565
7/9/13
 Georgia-Pacific, 9.375%, 2/1/13                       500           579

 Weyerhaeuser, 7.375%, 3/15/32                         1,900         2,292

                                                                     5,133

 Petroleum  2.7%
 Amerada Hess, 7.875%, 10/1/29                         1,500         1,851

 Devon Financing
 6.875%, 9/30/11                                       500           560

 7.875%, 9/30/31                                       1,135         1,456

 Kern River Funding, 144A, 4.893%, 4/30/18             347           347

 Pemex Finance, 8.02%, 5/15/07 j g                     300           314

 6/15/10                                               1,200         1,226

 PF Export Receivables Master Trust, 144A,             178           178
6.436%, 6/1/15
 Sunoco, 4.875%, 10/15/14                              445           438

                                                                     6,370

 Railroads  1.2%
 Canadian National Railway, 6.25%, 8/1/34              1,355         1,492

 Norfolk Southern, 7.25%, 2/15/31                      1,000         1,223

                                                                     2,715

 Real Estate Investment Trust Securities
3.4%
 Archstone Smith Operating Trust, 5.625%,              245           254
8/15/14
 Arden Realty
 5.20%, 9/1/11                                         1,000         1,009

 5.25%, 3/1/15                                         380           377

 Avalonbay Communities, 5.375%, 4/15/14                1,000         1,013

 Camden Property Trust, 4.375%, 1/15/10                1,500         1,471

 Developers Diversified Realty, 3.875%, 1/30/09        480           463

 iStar Financial, VR, 3.30%, 3/3/08                    745           745

 Kimco Realty
 4.82%, 8/15/11                                        1,000         983

 4.904%, 2/18/15                                       1,000         989

 Reckson Operating Partnership, 5.15%, 1/15/11         300           298

 Rouse, 8.43%, 4/27/05                                 350           352

                                                                     7,954

 Retail  0.3%
 J.C. Penney, 7.375%, 8/15/08                          600           652

                                                                     652

 Satellites  0.1%
 EchoStar Communications, 5.75%, 10/1/08               250           254

                                                                     254

 Savings and Loan  0.6%
 Downey Financial, 6.50%, 7/1/14                       345           360

 Greenpoint Capital Trust I, 9.10%, 6/1/27             375           428

 Webster Capital Trust II, Series B, 10.00%, 4/1/27    550           635

                                                                     1,423

 Services  0.3%
 Allied Waste, 7.875%, 4/15/13                         175           183

 Oakmont Asset Trust, 144A, 4.514%, 12/22/08           335           336

 Waste Management, 7.375%, 5/15/29                     250           297

                                                                     816

 Specialty Chemicals  0.4%
 Lubrizol, 4.625%, 10/1/09                             1,000         996

                                                                     996

 Supermarkets  0.8%
 Delhaize America, 8.125%, 4/15/11                     750           860

 Kroger, 8.05%, 2/1/10                                 800           916

                                                                     1,776

 Telecommunications  1.1%
 AT&T, STEP, 8.05%, 11/15/11                           780           904

 Leucadia National, 7.00%, 8/15/13                     50            51

 Telus, 7.50%, 6/1/07                                  1,500         1,603

                                                                     2,558

 Telephones  4.8%
 Deutsche Telekom International Finance
 STEP, 8.25%, 6/15/05                                  325           330

 STEP, 8.50%, 6/15/10                                  2,350         2,761

 France Telecom, STEP, 8.50%, 3/1/11                   1,960         2,295

 Telecom Italia Capital
 5.25%, 11/15/13                                       1,000         1,010

 144A, 6.00%, 9/30/34                                  1,000         1,004

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             2,560         2,551

 Verizon Global Funding, 6.875%, 6/15/12               1,060         1,189

                                                                     11,140

 Wireless Communications  2.9%
 America Movil
 5.50%, 3/1/14                                         1,040         1,042

 6.375%, 3/1/35                                        610           608

 AT&T Wireless Services, 7.875%, 3/1/11                930           1,079

 Nextel Communications
 6.875%, 10/31/13                                      500           540

 7.375%, 8/1/15                                        1,000         1,095

 Rogers Cantel, 9.75%, 6/1/16                          1,000         1,235

 Rogers Wireless, 7.50%, 3/15/15                       325           356

 U.S. Cellular, 6.70%, 12/15/33                        795           850

                                                                     6,805

 Total Corporate Bonds and Notes (Cost  $191,419)                    195,220

 ASSET-BACKED SECURITIES  0.5%
 Auto-Backed  0.0%
 SSB Auto Loan Trust, Series 2002-1
 Class C, 4.13%, 2/15/09                               19            19

                                                                     19

 Commercial Mortgage Backed Securities  0.5%
 Credit Suisse First Boston, Series 2004-C5, Class A4,
 CMO, 4.829%, 11/15/37                                 1,100         1,087

                                                                     1,087

 Total Asset-Backed Securities (Cost  $1,125)                        1,106

 FOREIGN GOVERNMENT & MUNICIPALITIES
 (Excluding Canadian)  4.3%
 Aries Vermogensverwaltungs, 9.60%, 10/25/14           500           619

 Republic of Brazil, Class C, 8.00%, 4/15/14           668           681

 Republic of Philippines, 9.50%, 2/2/30                650           654

 Republic of South Africa, 6.50%, 6/2/14               1,250         1,364

 Republic of Turkey, 7.375%, 2/5/25                    650           657

 United Mexican States (Mexico)
 4.625%, 10/8/08                                       3,000         3,015

 7.50%, 4/8/33                                         1,000         1,108

 8.125%, 12/30/19                                      1,000         1,197

 9.875%, 2/1/10                                        600           729

 Total Foreign Government and Municipalities
 (Excluding Canadian) (Cost  $9,729)                                 10,024

 CONVERTIBLE BONDS  0.2%
 Insurance  0.2%
 Assurant, 144A, 7.75%, 1/26/08                        400           435

 Total Convertible Bonds (Cost  $400)                                435

 COMMON STOCKS  2.7%
 Bank and Trust  1.0%
 AmSouth                                               7             162

 Bank of America                                       6             282

 BB&T                                                  5             196

 Citizens Banking                                      5             154

 Comerica                                              3             171

 J.P. Morgan Chase                                     6             201

 KeyCorp                                               6             182

 National City                                         5             161

 PNC Financial Services Group                          3             158

 Regions Financial                                     11            353

 U.S. Bancorp                                          7             201

 Washington Mutual                                     4             168

                                                                     2,389

 Building and Real Estate  0.2%
 CarrAmerica Realty, REIT                              5             156

 Equity Residential, REIT                              5             164

 Weingarten Realty Investors, REIT                     5             194

                                                                     514

 Electric Utilities  0.7%
 Duke Energy                                           16            432

 FirstEnergy                                           11            433

 NiSource                                              19            430

 Teco Energy                                           27            429

                                                                     1,724

 Energy Services  0.0%
 Williams Companies                                    5             85

                                                                     85

 Financial Services  0.1%
 Citigroup                                             4             191

                                                                     191

 Integrated Petroleum - International  0.3%
 ChevronTexaco                                         6             373

 Royal Dutch Petroleum ADS                             4             252

                                                                     625

 Miscellaneous Consumer Products  0.1%
 UST                                                   2             109

                                                                     109

 Telecommunications  0.3%
 Telus (Non-voting shares)                             20            608

                                                                     608

 Total Common Stocks (Cost  $5,505)                                  6,245

 PREFERRED STOCKS  0.1%
 Real Estate Investment Trust Securities  0.1%
 Roslyn Real Estate Asset *                            0             302

 Total Preferred Stocks (Cost  $307)                                 302

 DOMESTIC BOND MUTUAL FUNDS  3.6%
 T. Rowe Price Institutional High Yield Fund, 6.67% p+ 762           8,317

 Total Domestic Bond Mutual Funds (Cost  $8,009)                     8,317

 SHORT-TERM INVESTMENTS  3.9%
 Money Market Funds  3.9%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       9,184         9,184

 Total Short-Term Investments (Cost $9,184)                          9,184

 Total Investments in Securities
 99.5% of Net Assets (Cost $225,678)                   $             230,833

 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
  +   Affiliated company - See Note 4
  p   SEC yield
144A  Security was purchased pursuant to Rule 144A under
      the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $27,599 and represents 11.9% of net assets
 ADS  American Depository Shares
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end


 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Corporate Income Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At February 28, 2005, the cost of investments for federal income tax purposes was $225,678,000. Net unrealized gain aggregated $5,155,000 at period-end, of which $6,296,000 related to appreciated investments and $1,141,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $120,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $9,184,000 and $470,000, respectively.

  The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2005, purchases and sales of High Yield Fund were $5,329,000 and $6,403,000, respectively. Realized gains during the period were $97,000, and investment income during the period was $719,000. At February 28, 2005 and May 31, 2004, the value of shares of High Yield Fund held were $8,317,000 and $9,201,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005